Related Parties Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Parties Transactions [Abstract]
Schedule of the Reconciliation of the Carrying Amount of the Company	The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s Liability to related party, net during the six month periods ended June 30, 2024 and 2023:
	Six-month period ended June 30,
	2024	2023
	Unaudited

Opening balance	$199	$388
Accrued liability in respect to additional services rendered	-	25
Repayment of liability to controlling shareholder	(154)	(104)
Change in estimation of maturity date of liability to controlling shareholder	-	12
Amortization of discount relating to liability to controlling shareholder	10	28
Exchange rate differences	(5)	(21)
Closing balance	$50	$328

Schedule of Maturity Dates	Maturity dates:
	As of June 30,	As of December 31,
	2024	2023
	Unaudited

First year (current maturities)	$50	$278
Second year	-	50
Closing balance	$50	$328

Schedule of Expenses Related to Service Agreement and Addendum	The Company allocated the expenses related to the above service agreement and addendum as follows:
	Six-month period ended June 30,
	2024	2023
	Unaudited

Research and development	$24	$18
Sales and marketing	24	18
General and administrative	48	38
	$96	$74